UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-Oct-03

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          137

Form 13F Information Table Value Total:      $126,372

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      890 12891.859SH       SOLE                  300.000         12591.859
                                                                83 1200.000 SH       DEFINED 0001091923                     1200.000
AFLAC Inc.                     COM              001055102     3668 113554.934SH      SOLE                 2200.000        111354.934
                                                               134 4140.000 SH       DEFINED 0001091923                     4140.000
Abbott Laboratories            COM              002824100      398 9350.000 SH       SOLE                                   9350.000
                                                                43 1000.000 SH       DEFINED 0001091923                     1000.000
Amerada Hess Corp.             COM              023551104      914 18245.000SH       SOLE                  890.000         17355.000
                                                                39  780.000 SH       DEFINED 0001091923                      780.000
American Express Co.           COM              025816109     2862 63520.555SH       SOLE                 1645.000         61875.555
                                                                65 1450.000 SH       DEFINED 0001091923                     1450.000
American Intl Grp.             COM              026874107     2560 44359.027SH       SOLE                 1375.000         42984.027
                                                               113 1959.000 SH       DEFINED 0001091923                     1959.000
Amgen                          COM              031162100      451 6994.000 SH       SOLE                                   6994.000
                                                                32  500.000 SH       DEFINED 0001091923                      500.000
Anheuser-Busch Co.             COM              035229103     3225 65370.000SH       SOLE                 1460.000         63910.000
                                                               136 2760.000 SH       DEFINED 0001091923                     2760.000
Auto Data Processing           COM              053015103      500 13950.000SH       SOLE                                  13950.000
Avery Dennison Corp.           COM              053611109      459 9085.000 SH       SOLE                                   9085.000
                                                                30  600.000 SH       DEFINED 0001091923                      600.000
BP Amoco ADR                   ADR              055622104      102 2414.000 SH       SOLE                                   2414.000
                                                               111 2646.000 SH       DEFINED 0001091923                     2646.000
Bank of America Corp.          COM              060505104     3701 47419.000SH       SOLE                 1100.000         46319.000
                                                              1400 17941.000SH       DEFINED 0001091923                    17941.000
Bear Stearns Cos. Inc.         COM              073902108     2192 29305.557SH       SOLE                 1040.000         28265.557
                                                                24  325.000 SH       DEFINED 0001091923                      325.000
Bellsouth Corp.                COM              079860102      262 11071.710SH       SOLE                                  11071.710
Block (H. & R.)                COM              093671105     1775 41145.000SH       SOLE                 1225.000         39920.000
                                                                 6  150.000 SH       DEFINED 0001091923                      150.000
Cintas Corp.                   COM              172908105      551 14875.000SH       SOLE                                  14875.000
                                                                33  900.000 SH       DEFINED 0001091923                      900.000
Citigroup, Inc.                COM              172967101     1327 29158.626SH       SOLE                  600.000         28558.626
                                                                48 1050.000 SH       DEFINED 0001091923                     1050.000
Coca Cola Company              COM              191216100      266 6200.000 SH       SOLE                                   6200.000
                                                               180 4200.000 SH       DEFINED 0001091923                     4200.000
Colgate Palmolive              COM              194162103     3358 60081.468SH       SOLE                 1250.000         58831.468
                                                               129 2300.000 SH       DEFINED 0001091923                     2300.000
Danaher Corp.                  COM              235851102     2689 36410.070SH       SOLE                 1025.000         35385.070
                                                               124 1685.000 SH       DEFINED 0001091923                     1685.000
Disney (Walt) Holding Co.      COM              254687106      146 7235.000 SH       SOLE                                   7235.000
                                                                80 3980.000 SH       DEFINED 0001091923                     3980.000
EMC Corp-Mass                  COM              268648102      153 12142.000SH       SOLE                                  12142.000
                                                                23 1850.000 SH       DEFINED 0001091923                     1850.000
Ecolab Inc.                    COM              278865100     1490 59003.000SH       SOLE                 1200.000         57803.000
                                                                30 1200.000 SH       DEFINED 0001091923                     1200.000
Electronic Data Systems, Corp. COM              285661104      373 18475.000SH       SOLE                                  18475.000
                                                                30 1500.000 SH       DEFINED 0001091923                     1500.000
Emerson Electric Company       COM              291011104      409 7765.000 SH       SOLE                                   7765.000
Exxon Mobil Corp.              COM              30231G102      663 18109.477SH       SOLE                                  18109.477
                                                               726 19831.202SH       DEFINED 0001091923                    19831.202
First Data                     COM              319963104     1105 27650.000SH       SOLE                                  27650.000
                                                                25  632.000 SH       DEFINED 0001091923                      632.000
Franklin Resources, Inc.       COM              354613101     2608 58990.730SH       SOLE                 1390.000         57600.730
                                                                63 1435.000 SH       DEFINED 0001091923                     1435.000
General Electric Co.           COM              369604103     4823 161796.833SH      SOLE                 2650.000        159146.833
                                                               759 25450.000SH       DEFINED 0001091923                    25450.000
Gillette Co. Com.              COM              375766102     2250 70360.000SH       SOLE                 2935.000         67425.000
                                                               154 4800.000 SH       DEFINED 0001091923                     4800.000
GlaxoSmithKline ADR            ADR              37733W105      654 15421.000SH       SOLE                                  15421.000
                                                               130 3076.000 SH       DEFINED 0001091923                     3076.000
Gold Banc Corp.                COM              379907108       73 6000.000 SH       SOLE                                   6000.000
                                                               168 13854.000SH       DEFINED 0001091923                    13854.000
Healthnet, Inc.                COM              42222G108      374 11825.000SH       SOLE                  900.000         10925.000
                                                                 5  150.000 SH       DEFINED 0001091923                      150.000
Home Depot                     COM              437076102      302 9477.880 SH       SOLE                                   9477.880
                                                               340 10670.000SH       DEFINED 0001091923                    10670.000
IBM Corp.                      COM              459200101      904 10233.000SH       SOLE                  375.000          9858.000
                                                               192 2175.000 SH       DEFINED 0001091923                     2175.000
Intel Corp                     COM              458140100     3532 128360.739SH      SOLE                 3945.000        124415.739
                                                               213 7730.000 SH       DEFINED 0001091923                     7730.000
Intuit, Inc.                   COM              461202103     2541 52680.000SH       SOLE                 1190.000         51490.000
                                                               160 3325.000 SH       DEFINED 0001091923                     3325.000
Jefferson Pilot Corp.          COM              475070108     2569 57894.660SH       SOLE                 1935.000         55959.660
                                                                29  650.000 SH       DEFINED 0001091923                      650.000
Johnson & Johnson              COM              478160104      227 4587.000 SH       SOLE                                   4587.000
                                                                 5  100.000 SH       DEFINED 0001091923                      100.000
Kraft Foods, Inc.              COM              50075N104     1644 55745.000SH       SOLE                 1560.000         54185.000
                                                                80 2725.000 SH       DEFINED 0001091923                     2725.000
Marriott Intl Inc New CL A     COM              571903202      262 6100.000 SH       SOLE                                   6100.000
McGraw-Hill Inc.               COM              580645109     3766 60611.028SH       SOLE                 1375.000         59236.028
                                                               116 1870.000 SH       DEFINED 0001091923                     1870.000
McKesson HBOC, Inc.            COM              58155Q103     1573 47250.366SH       SOLE                 1690.000         45560.366
                                                                 8  250.000 SH       DEFINED 0001091923                      250.000
Medco Health Solutions         COM              58405U102      188 7249.000 SH       SOLE                  188.000          7061.000
                                                                16  617.000 SH       DEFINED 0001091923                      617.000
Medtronic Inc.                 COM              585055106      245 5214.092 SH       SOLE                                   5214.092
                                                                47 1000.000 SH       DEFINED 0001091923                     1000.000
Merck & Co.                    COM              589331107     3225 63718.219SH       SOLE                 1565.000         62153.219
                                                               151 2975.000 SH       DEFINED 0001091923                     2975.000
Microsoft Corp.                COM              594918104     4598 165393.691SH      SOLE                 3800.000        161593.691
                                                               168 6050.000 SH       DEFINED 0001091923                     6050.000
Office Depot Inc.              COM              676220106     1435 102160.000SH      SOLE                 3750.000         98410.000
                                                                11  800.000 SH       DEFINED 0001091923                      800.000
PepsiCo Inc.                   COM              713448108     2396 52278.000SH       SOLE                 1400.000         50878.000
                                                               457 9975.000 SH       DEFINED 0001091923                     9975.000
Pfizer Inc.                    COM              717081103     3843 126499.624SH      SOLE                 3200.000        123299.624
                                                               326 10740.000SH       DEFINED 0001091923                    10740.000
Pitney-Bowes Inc.              COM              724479100      456 11900.000SH       SOLE                                  11900.000
                                                                69 1800.000 SH       DEFINED 0001091923                     1800.000
Procter & Gamble Co.           COM              742718109     1189 12805.000SH       SOLE                                  12805.000
                                                                46  500.000 SH       DEFINED 0001091923                      500.000
SBC Communications             COM              78387g103     1114 50079.616SH       SOLE                 1435.000         48644.616
                                                                60 2685.000 SH       DEFINED 0001091923                     2685.000
Schlumberger Ltd.              COM              806857108     2460 50831.546SH       SOLE                 1255.000         49576.546
                                                                81 1665.000 SH       DEFINED 0001091923                     1665.000
Sigma Aldrich Corp.            COM              826552101     1285 24647.000SH       SOLE                  850.000         23797.000
                                                                52 1000.000 SH       DEFINED 0001091923                     1000.000
Sony Corp. ADR American SHS Ne COM              835699307     1538 44205.000SH       SOLE                 2150.000         42055.000
                                                                70 2000.000 SH       DEFINED 0001091923                     2000.000
Southern Company               COM              842587107     3465 118046.630SH      SOLE                 2390.000        115656.630
                                                               354 12065.000SH       DEFINED 0001091923                    12065.000
Stryker Corp.                  COM              863667101     5876 78019.000SH       SOLE                 1360.000         76659.000
                                                               144 1915.000 SH       DEFINED 0001091923                     1915.000
Telefonos De Mexico SA ADR Rep ADR              879403780      518 16970.000SH       SOLE                  450.000         16520.000
                                                                11  375.000 SH       DEFINED 0001091923                      375.000
Texas Instruments Inc.         COM              882508104      354 15530.437SH       SOLE                  975.000         14555.437
                                                                 3  125.000 SH       DEFINED 0001091923                      125.000
Tidewater, Inc.                COM              886423102     1527 53946.703SH       SOLE                 1670.000         52276.703
                                                                25  885.000 SH       DEFINED 0001091923                      885.000
Transocean Sedco Forex, Inc.   COM              G90078109      645 32249.045SH       SOLE                 1350.000         30899.045
                                                                12  610.000 SH       DEFINED 0001091923                      610.000
US BANCORP DEL COM NEW         COM              902973304      336 14000.000SH       DEFINED 0001091923                    14000.000
United Technologies Corp.      COM              913017109     1564 20235.000SH       SOLE                  925.000         19310.000
                                                                85 1100.000 SH       DEFINED 0001091923                     1100.000
Verizon Communications         COM              92343V104      536 16515.000SH       SOLE                                  16515.000
                                                                63 1930.000 SH       DEFINED 0001091923                     1930.000
Vishay Intertechnology         COM              928298108     1166 66560.000SH       SOLE                 2625.000         63935.000
                                                                13  750.000 SH       DEFINED 0001091923                      750.000
Wachovia Corp New              COM              929903102        8  200.000 SH       SOLE                                    200.000
                                                               305 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     6265 112177.487SH      SOLE                 2085.000        110092.487
                                                               185 3320.000 SH       DEFINED 0001091923                     3320.000
Walgreen Company               COM              931422109     1618 52806.629SH       SOLE                 1680.000         51126.629
                                                               137 4470.000 SH       DEFINED 0001091923                     4470.000
Washington Mutual, Inc.        COM              939322103     1299 32985.000SH       SOLE                 1025.000         31960.000
                                                                62 1575.000 SH       DEFINED 0001091923                     1575.000
Weyerhaeuser Co.               COM              962166104     3488 59680.883SH       SOLE                 1690.000         57990.883
                                                               118 2025.000 SH       DEFINED 0001091923                     2025.000